Shareholder Report, Line Graph (Details) 199801_Zevenbergen Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)												12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Aug. 31, 2015	Jun. 30, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 44,471	$ 33,670	$ 27,009	$ 18,819	$ 43,417	$ 29,410	$ 19,190	$ 16,450	$ 12,330	$ 9,070	$ 10,000	$ 45,870
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	35,403	30,706	24,939	20,965	24,340	16,884	15,849	14,543	12,670	10,691	10,000	$ 43,483
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Growth Total Return
Accumulated Value	$ 47,164	$ 40,316	$ 30,493	$ 24,086	$ 30,023	$ 20,997	$ 17,219	$ 15,568	$ 12,712	$ 10,530	$ 10,000	$ 55,829